UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

REX Bitcoin Corporate Treasury Convertible Bond ETF

ITEM 1. (a).   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
TICKER: BMAX (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Rex Bitcoin Corporate Treasury Convertible Bond ETF for the period of March 14, 2025 (inception) to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/bmax/. You can also request this information by contacting us at (844) 802-4004.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rex Bitcoin Corporate Treasury Convertible Bond ETF	$47[1]	1.42%[2]

¹ Costs are for the period of March 14, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$10,608,717
Number of Holdings	12
Total Advisory Fee	$35,545
Annual Portfolio Turnover	13.07%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Sector Breakdown

Top 10 Holdings
MicroStrategy Incorporated 12/1/2029	19.20%
MicroStrategy Incorporated 9/15/2028	13.88%
MicroStrategy Incorporated 3/1/2023	13.64%
MicroStrategy Incorporated 3/15/2030	12.91%
GameStop Corp. 4/1/2030	10.00%
MicroStrategy Incorporated 6/15/2032	9.98%
MicroStrategy Incorporated 3/15/2031	6.63%
Trump Media & Technology Group Corp. 5/29/2028	5.82%
MARA Holdings, Inc. 3/1/2030	5.20%
MARA Holdings, Inc. 6/1/2031	4.62%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/bmax/.

Rex Bitcoin Corporate Treasury Convertible Bond ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2025* (unaudited)

REX Bitcoin Corporate Treasury Convertible Bond ETF

* Commencement of Operations March 14, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares/ Principal	Value
CONVERTIBLE BONDS - 107.40%
COMMUNICATION SERVICES - 5.82%
Trump Media & Technology Group Corp. 05/29/2028 0.012% 144A(A)	650,000	$617,500
CONSUMER DISCRETIONARY - 10.00%
GameStop Corp. 04/01/2030 0.059% 144A(A)	980,000	1,060,850
FINANCIALS - 15.34%
MARA Holdings, Inc. 03/01/2030 0.049% 144A(A)	612,000	551,718
MARA Holdings, Inc. 06/01/2031 0.038% 144A(A)	570,000	490,485
MARA Holdings, Inc. 09/01/2031 2.125% 144A	186,000	198,440
Riot Platforms, Inc. 01/15/2030 0.750% 144A	372,000	386,880
		1,627,523
INFORMATION TECHNOLOGY - 76.24%
MicroStrategy Incorporated 09/15/2028 0.625% 144A	630,000	1,471,995
MicroStrategy Incorporated 12/01/2029 0.040% 144A(A)	2,148,000	2,037,378
MicroStrategy Incorporated 03/01/2030 0.013% 144A(A)	1,230,000	1,446,931
MicroStrategy Incorporated 03/15/2030 0.625%	492,000	1,370,094
MicroStrategy Incorporated 03/15/2031 0.875%	372,000	702,894
MicroStrategy Incorporated 06/15/2032 2.250%	492,000	1,058,538
		8,087,830
TOTAL CONVERTIBLE BONDS - 107.40%		11,393,703
(Cost: $9,958,889)

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 1.49%
First American Money Market Fund - Institutional Class 4.26%(B)	157,853	$157,853
(Cost: $157,853)
TOTAL INVESTMENTS - 108.89%		11,551,556
(Cost: $10,116,742)
Liabilities in excess of other assets - (8.89%)		(942,839)
NET ASSETS - 100.00%		$10,608,717

(A)    Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30, 2025.

(B)    Effective 7 day yield as of June 30, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $8,262,177 and is 77.88% of the Fund’s net assets.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Assets and Liabilities	June 30, 2025 (unaudited)
ASSETS
Investments at value(1) (Cost of $10,116,742) (Note 1)	$11,551,556
Interest receivable	7,004
TOTAL ASSETS	11,558,560
LIABILITIES
Income tax payable (Note 4)	942,633
Accrued advisory fees	7,210
TOTAL LIABILITIES	949,843
NET ASSETS	$10,608,717
Net Assets Consist of:
Paid-in capital	$8,050,390
Distributable earnings (accumulated deficits)	2,558,327
Net Assets	$10,608,717
NET ASSET VALUE PER SHARE
Net Assets	$10,608,717
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	350,000
Net Asset Value and Offering Price Per Share	$30.31

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Operations	Period Ended June 30, 2025* (unaudited)
INVESTMENT INCOME
Interest income	$123,711
Total investment income	123,711
EXPENSES
Investment advisory fees (Note 2)	35,545
Total expenses	35,545
NET INVESTMENT INCOME, BEFORE INCOME TAXES	88,166
Current income tax expense (Note 4)	(23,739)
Net investment income (loss)	64,427
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments, before income taxes(1)	1,449,314
Current income tax expense (Note 4)	(390,228)
Net realized gain (loss) on investments	1,059,086
Net change in unrealized appreciation (depreciation) of investments, before income taxes	1,963,480
Deferred income tax expense (Note 4)	(528,666)
Net change in unrealized gain (loss) on investments	1,434,814
Net realized and unrealized gain (loss) on investments	2,493,900
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,558,327

(1)     Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Changes in Net Assets
Period Ended June 30, 2025* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$64,427
Net realized gain (loss) on investments	1,059,086
Net change in unrealized appreciation (depreciation) of investments	1,434,814
Increase (decrease) in net assets from operations	2,558,327
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	28,840,710
Shares redeemed	(20,790,320)
Increase (decrease) in net assets from capital stock transactions	8,050,390
NET ASSETS
Increase (decrease) during period	10,608,717
Beginning of period	—
End of period	$10,608,717

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.13
Net realized and unrealized gain (loss) on investments	5.18
Total from investment activities	5.31
Net asset value, end of period	$30.31
Total Return(2)	21.24%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, including tax expense	1.42%
Expenses, excluding tax expense	0.85%
Net investment income (loss)	1.54%
Portfolio turnover rate(4)	13.07%
Net assets, end of period (000’s)	$10,609

(1)     Per share amounts calculated using the average shares outstanding during the period.

(2)    Total return is for the period indicated and has not been annualized.

(3)    Ratios to average net assets have been annualized.

(4)    Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements	June 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX Bitcoin Corporate Treasury Convertible Bond ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on March 14, 2025.

The Fund’s investment objective is to provide total return through investments in convertible bonds issued by companies that hold bitcoin in their corporate treasury.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities as described below. Such matrix system may be based upon the considerations described above used by pricing services approved by the

7
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Trust’s Board of Trustees (the “Board”). If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

8
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Convertible Bonds	$—	$11,393,703	$—	$11,393,703
Money Market Fund	157,853	—	—	157,853
	$157,853	$11,393,703	$—	$11,551,556

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

The Fund will be treated as a regular C corporation for U.S. federal income tax purposes and not as a regulated investment company like most mutual funds and exchange traded funds. Accordingly, all distributions to shareholders will be treated as dividend income to the extent paid from the Fund’s earning and profits (as determined for U.S. federal income tax purposes) and will be currently taxed

9
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

as such unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended June 30, 2025, there were no such reclassifications.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository

10
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF	50,000	$300	$1,515,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

11
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor provides trading and execution services to the Fund, and provides similar services to other investment companies and separately managed accounts, and acts as sub-adviser to another exchange-traded fund managed by the Advisor that employs a similar investment strategy as the Fund. furnishes an investment program for the Fund and manages the investment operations and composition of the Fund.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum $50,000 per year.

12
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

13
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2025, were as follows:

Purchases	Sales
$2,133,238	$1,855,310

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2025, were as follows:

Purchases	Sales	Realized Gains
$28,941,956	$21,344,164	$1,302,013

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Such taxes will reduce your return from an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities.

14
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The Fund’s income tax expense for the period ended June 30, 2025 consists of the following:

	Current	Deferred	Total
Federal	$322,870	$412,331	$735,201
State	91,096	116,336	207,432
Total tax expense	$413,966	$528,667	$942,633

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$10,116,742	$1,638,888	$(204,074)	$1,434,814

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

15
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period Ended June 30, 2025
Shares sold	1,150,000
Shares redeemed	(800,000)
Net increase (decrease)	350,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, 76.24% of the value of the net assets of the Fund were invested in the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

16
FINANCIAL STATEMENTS | June 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

This semi-annual report pertains only to the REX Bitcoin Corporate Treasury Convertible Bond ETF (the “REX ETF”).

At a meeting held on March 11-12, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “REX Advisory Agreement”) between ETFOT and REX Advisers, LLC (“REX,” or the “Adviser”) and the Investment Sub-Advisory Agreement (the “ REX Sub-Advisory Agreement”) between REX and Vident Asset Management (“Vident”), with respect to the REX ETF. The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which the REX ETF is to be managed and the roles and responsibilities of REX and Vident, as applicable, under the REX Advisory Agreement and the REX Sub-Advisory Agreement (collectively, the “REX Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the REX Advisory Agreements and the responses of REX and Vident to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted

17
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Supplemental Information (unaudited) - continued

that the responses included information on the personnel of and services to be provided by REX and Vident, an expense comparison analysis for the REX ETF and comparable ETFs, and the REX Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the REX Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX; (ii) the investment performance of REX and Vident; (iii) the costs of the services to be provided and profits to be realized by REX from the relationship with the REX ETF; (iv) the extent to which economies of scale would be realized if the REX ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX Advisory Agreements, including: (i) information regarding the services and support to be provided by REX and Vident to the REX ETF and its shareholders; (ii) presentations by management of REX and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REX ETF; (iii) information pertaining to the compliance structure of REX and Vident; (iv) disclosure information contained in the REX ETF’s registration statement and REX’s and Vident’s Forms ADV and/or the policies and procedures of REX and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX and Vident, including financial information, personnel and the services to be provided by REX and Vident to the REX ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX ETF and comparative expense information for other ETFs with strategies similar to the REX ETF prepared by an independent third party; (iii) the anticipated effect of size on the REX ETF’s performance and expenses; and (iv) benefits anticipated to be realized by REX from its relationship with the REX ETF.

18
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the REX Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the REX Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REX and Vident.

In this regard, the Board considered the responsibilities of REX and Vident the REX Advisory Agreements. The Board reviewed the services to be provided by REX and Vident to the REX ETF, including, without limitation, the processes of REX and Vident for assuring compliance with the REX ETF’ investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX and Vident for the REX ETF among the service providers; and the anticipated efforts of REX and Vident to promote the REX ETF and grow their assets. The Board considered: the staffing, personnel, and methods of operating of REX and Vident; the education and experience of REX’s and Vident’s personnel; and information provided regarding REX’s and Vident’s compliance programs, and policies and procedures. The Board considered the methods to be utilized by REX in supervising Vident as a sub-adviser to the REX ETF and the relationship between REX and Vident. After reviewing the foregoing and further information from REX, the Board concluded that the quality, extent, and nature of the services to be provided by REX, was satisfactory and adequate for the REX ETF.

The investment performance of REX and REX ETF.

The Board noted that the REX ETF had not yet commenced operations and therefore the REX ETF does not have a performance record. .

The costs of services to be provided and profits to be realized by REX and Vident from the relationship with the REX ETF.

In this regard, the Board considered the financial condition of REX and the level of commitment to the REX ETF by REX. The Board also considered the projected assets and proposed expenses of the REX ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX and Vident. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX ETF to the advisory fees and net expense ratios of ETFs from its Morningstar category, Convertibles (“Category”), and a peer group selected from its Category

19
FINANCIAL STATEMENTS | JUNE 30, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Supplemental Information (unaudited) - continued

(“Peer Group”). The Trustees noted that the proposed unitary fee was higher than the median advisory fees of the Category and Peer Group, while the Fund’s projected net expense ratio was also higher than the median of its Category and Peer Group. The Trustees acknowledged REX’s representation that the proposed advisory fees are appropriate for an actively managed fund with a unique strategy such as the REX ETF. The Trustees also noted that REX does not manage any separate accounts with strategies similar to those of the REX ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX (who will in turn pay Vident) were within an acceptable range in light of the services to be rendered by REX and Vident.

The extent to which economies of scale would be realized as the REX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX ETF’s investors.

The Trustees considered that it was not anticipated that the REX ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as the REX ETF were to grow. However, the Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the REX and Vident personnel assigned to the REX ETF; the basis of decisions to buy or sell securities for the REX ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX and Vident. The Board noted that Vident, in carrying out its responsibilities for the REX ETF, may use soft dollars with the Board’s permission. The Board also considered potential benefits for REX and Vident in managing the REX ETF. Following further consideration and discussion, the Board concluded that the standards and practices of REX and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX and Vident from managing the REX ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the REX Advisory Agreement and the REX Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX Advisory Agreements.

20
FINANCIAL STATEMENTS | JUNE 30, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.      STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR-Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

*   Print the name and title of each signing officer under his or her signature.